Subsequent Events - Additional Information (Details) - USD ($)				1 Months Ended
	Dec. 23, 2021	Oct. 06, 2021	Mar. 01, 2021	May 31, 2021	Sep. 30, 2021	May 01, 2021	Mar. 04, 2021	Jan. 14, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Notes Payable, Related Parties, Current									$ 125,000
Purchase price per share									$ 10.00
Cash					$ 925,438
Tranche B [Member] | Venture Capital [Member] | Loan And Security Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 27,000,000.0
Class A Ordinary Shares
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding									0
Number of Securities Called by Each Warrant or Right					1				1
Class B Ordinary Shares
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding			8,625,000		8,625,000		8,625,000	7,187,500	8,625,000
Subsequent Event
Subsequent Event [Line Items]
Amount of quotient to divide the aggregate fully diluted common stock		$ 10.00
Subsequent Event | Tranche B [Member] | Venture Capital [Member] | Loan And Security Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 12,000,000.0
Number of Securities Called by Each Warrant or Right			398,040			995,099
Withdrawn credit facility			$ 12,000,000.0	$ 8,000,000.0
Total withdrawn credit facility				$ 27,000,000.0
Subsequent Event | PIPE Investors | PIPE Subscription Agreements
Subsequent Event [Line Items]
Number of shares committed to purchase in private placement	4,390,244
Purchase price per share	$ 10.25
Aggregate purchase price	$ 45,000,000
Subsequent Event | Merger Agreement | PIPE Investors | PIPE Subscription Agreements
Subsequent Event [Line Items]
Purchase price per share		$ 10.00
Aggregate purchase price		$ 102,510,000
Subsequent Event | Merger Agreement | Rigetti Holdings, Inc.
Subsequent Event [Line Items]
Aggregate equity consideration		$ 1,041,000,000
Subsequent Event | Class A Ordinary Shares | Merger Agreement | Sponsor Support Agreement
Subsequent Event [Line Items]
Vesting period		5 years
Weighted average price of stock		$ 15.00
Subsequent Event | Class B Ordinary Shares
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding			8,625,000					7,187,500
Subsequent Event | Class B Ordinary Shares | Merger Agreement | Sponsor Support Agreement
Subsequent Event [Line Items]
Sale of stock, shares of common stock issued		2,479,000
Vesting period		5 years
Weighted average price of stock		$ 12.50
Maximum number of additional shares will be unvested subject to forfeiture as of the closing		1,000,000
Subsequent Event | PIPE Shares | Merger Agreement | PIPE Investors | PIPE Subscription Agreements
Subsequent Event [Line Items]
Number of shares committed to purchase in private placement		10,251,000
Subsequent Event | Public Share
Subsequent Event [Line Items]
Maximum net tangible assets requirement threshold		$ 5,000,001
Cash		$ 165,000,000